Equity - Schedule of Level 3 Fair Value Measurements Inputs (Details) - Level 3 [Member]	Jun. 30, 2026
Exercise Price [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	4.4
Stock Price [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	3.3
Expected life of the warrants (in years) [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	4.98
Risk Free Rate [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	4.42
Dividend Yield [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	0
Volatility [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	42.87